UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	August 14, 2008

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      32
Form 13F Information Table Value Total:      $136189

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- 	-----------	-------	-------	---	----	-------- -----	------	------	------
A H BELO CORP			COM CL A	001282102	3891	682620	SH		SOLE			682620
AMERICAN STRATEGIC INCM		COM		030098107	305	29800	SH		SOLE			29800
BANCTRUST FINL GP		COM		05978R107	1874	284439	SH		SOLE			284439
BELO CORP			COM SER A	080555105	6655	910450	SH		SOLE			910450
CASTLEPOINT HLDGS LTD		COM		G19522112	6103	671361	SH		SOLE			671361
DREYFUS HIGH YIELD STRAT	SH BEN INT	26200S101	1837	513264	SH		SOLE			513264
DSP GROUP INC			COM		23332B106	1831	261587	SH		SOLE			261587
ENTERTAINMENT DIST CO INC	COM		29382J105	1177	2403417	SH		SOLE			2403417
FIRST POTOMAC REALTY TR    	COM		33610F109	5309	348390	SH		SOLE			348390
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	1895	133462	SH		SOLE			133462
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	2069	318767	SH		SOLE			318767
GAYLORD ENTERTAINMENT CO NEW	COM		367905106	7070	295055	SH		SOLE			295055
HARRIS STRATEX NETWORKS INC	CL A		41457P106	2156	227152	SH		SOLE			227152
INFOCUS CORP			COM		45665B106	2291	1527421	SH		SOLE			1527421
KVH INDUSTRIES INC		COM		482738101	8813	1058035	SH		SOLE			1058035
MAX CAPITAL GROUP LTD		SHS		G6052F103	4533	212500	SH		SOLE			212500
MFS CHARTER INCOME TR		SH BEN INT	552727109	3620	439300	SH		SOLE			439300
MFS INTERMARKET INCOME TRUST	SH BEN INT	59318R103	1602	202250	SH		SOLE			202250
OPNET TECHNOLOGIES INC		COM		683757108	6379	708741	SH		SOLE			708741
PFIZER INCORPORATED		COM		717081103	6498	371940	SH		SOLE			371940
PHOENIX COS INC NEW	    	COM		71902E109	4476	588119	SH		SOLE			588119
PUTNAM HIGH YIELD MUN   	SH BEN INT	746781103	5341	754332	SH		SOLE			754332
QAD INCORPORATED        	COM		74727D108	3509	518250	SH		SOLE			518250
RAM HOLDINGS LTD		SHS		G7496G103	436	436000	SH		SOLE			436000
RMR ASIA REAL ESTATE FUND	COM BEN INT	74964Q101	4501	385992	SH		SOLE			385992
TEJON RANCH CO DEL		COM		879080109	10018	277808	SH		SOLE			277808
TOLLGRADE COMMUNICATIONS INC	COM		889542906	2575	573601	SH		SOLE			573601
VALUEVISION INTL INC		CL A		92047K107	1398	391525	SH		SOLE			391525
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	11647	817299	SH		SOLE			817299
VISHAY INTERTECHNOLOGY INC	COM		928298108	3635	409780	SH		SOLE			409780
WASHINGTON POST CO		CL B		939640108	6594	11235	SH		SOLE			11235
WHIRLPOOL CORP			COM		963320106	6153	99673	SH		SOLE			99673